UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2005

Check here if Amendment [ ];       Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Exis Capital Management, Inc.
Address:          875 Third Avenue
                  29th Floor
                  New York, New York  10022

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Genova
Title:     Controller
Phone:     (212) 893-7908

Signature, Place, and Date of Signing:

   /s/  Paul Genova             New York, New York           08/12/2005
 ---------------------       -----------------------         ----------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                           --------------

Form 13F Information Table Entry Total:                              58
                                                           --------------

Form 13F Information Table Value Total:                     $    99,184
                                                           --------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                     TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
---------------------             ----------     ---------- ----------  --------   ---- ----- -------- -------- ----- ------- ----
ABB Ltd                           SPONSORED ADR  000375204     2,488     384,500    SH          SOLE            384500
AFC Enterprises Inc                    COM       00104Q107        81       6,150    SH          SOLE              6150
ARENA PHARMACEUTICALS INC              COM       040047102       512      75,000    SH          SOLE             75000
Abgenix Inc                            COM       00339B107       172      20,000    SH          SOLE             20000
American Eagle Outfitters Inc.         COM       02553E106       245       8,000    SH          SOLE              8000
Avid Technology Inc                    COM       05367P100     1,865      35,000    SH          SOLE             35000
BIOCRYST PHARMACEUTICALS INC           COM       09058V103     1,766     347,700    SH          SOLE            347700
BJS Wholesale Club                     COM       05548J106       747      23,000    SH          SOLE             23000
Bed Bath and Beyond Inc                COM       075896100       292       7,000    SH          SOLE              7000
CYPRESS BIOSCIENCE INC             COM PAR $.02  232674507     1,175      89,000    SH          SOLE             89000
Cardinal Health Inc                    COM       14149Y108     4,894      85,000    SH          SOLE             85000
Clear Channel Communications Inc       COM       184502102     1,237      40,000    SH          SOLE             40000
Cosi Inc                               COM       22122P101       776     112,400    SH          SOLE            112400
Cypress Semiconductor Corp.            COM       232806109     1,889     150,000    SH          SOLE            150000
DEPOMED, INC.                          COM       249908104       272      62,200    SH          SOLE             62200
Denny's Corporation                    COM       24869P104       175      35,000    SH          SOLE             35000
Dyax Corp                              COM       26746E103       304      64,500    SH          SOLE             64500
El Paso Corp                           COM       28336L109    12,326   1,070,000    SH          SOLE           1070000
Exar Corp                              COM       300645108       223      15,000    SH          SOLE             15000
Foundation Coal Hldgs Inc              COM       35039W100        47       1,800    SH          SOLE              1800
Federal Natl Mtg Assn                  COM       313586109     3,796      65,000    SH          SOLE             65000
First Horizon Pharma Corp.             COM       32051K106       181       9,500    SH          SOLE              9500
GUILFORD PHARMACEUTICAL INC            COM       401829106       114      50,000    SH          SOLE             50000
Genzyme Corp                           COM       372917104     2,103      35,000    SH          SOLE             35000
Goldcorp Inc.                          COM       380956409         2         150    SH          SOLE               150
Guidant Corp                           COM       401698105     1,346      20,000    SH          SOLE             20000
INNOVO GROUP INC                  COM PAR $0.01  457954600        79      37,000    SH          SOLE             37000
Penny J C Inc                          COM       708160106       526      10,000    SH          SOLE             10000
Kohls Corporation                      COM       500255104     3,466      62,000    SH          SOLE             62000
MCG Capital Corp                       COM       58047P107       870      50,911    SH          SOLE             50911
Medtronic Inc                          COM       585055106     2,072      40,000    SH          SOLE             40000
Meridian Gold Inc                      COM       589975101       270      15,000    SH          SOLE             15000
Microsoft Corp                         COM       594918104    12,420     500,000    SH          SOLE            500000
Nike Inc                               CL B      654106103       346       4,000    SH          SOLE              4000
Nuvelo Inc                           COM NEW     67072M301     5,933     767,500    SH          SOLE            767500
OUTDOOR CHANNEL HOLDINGS INC         COM NEW     690027206       138      10,000    SH          SOLE             10000
PROGENICS PHARMACEUTICALS              COM       743187106     1,658      79,500    SH          SOLE             79500
Pan America Silver Corp                COM       697900108       296      20,000    SH          SOLE             20000
Payless Shoesource Inc                 COM       704379106       192      10,000    SH          SOLE             10000
Procter and Gamble Co                  COM       742718109     5,908     112,000    SH          SOLE            112000
Protein Design Labs Inc.               COM       74369L103       505      25,000    SH          SOLE             25000
Quest Software Inc                     COM       74834T103       545      40,000    SH          SOLE             40000
RIGEL PHARMACEUTICALS INC            COM NEW     766559603       279      14,000    SH          SOLE             14000
SASOL LTD                         SPONSORED ADR  803866300       270      10,000    SH          SOLE             10000
SUPERGEN INC                           COM       868059106       247      50,000    SH          SOLE             50000
Sirius Satellite Radio Inc.            COM       82966U103       648     100,000    SH          SOLE            100000
Sprint Corp.                         COM FON     852061100     2,384      95,000    SH          SOLE             95000
Symantec Corp                          COM       871503108       978      45,000    SH          SOLE             45000
TRANSWITCH CORP                        COM       894065101       228     111,000    SH          SOLE            111000
Take Two Interactive Software Inc      COM       874054109     7,635     300,000    SH          SOLE            300000
Tiffany and Co                         COM       886547108     3,800     116,000    SH          SOLE            116000
VION PHARMACEUTICALS                   COM       927624106     2,935   1,352,500    SH          SOLE           1352500
Verisign, Inc.                         COM       92343E102       719      25,000    SH          SOLE             25000
Viacom Inc                             CL A      925524100     1,921      60,000    SH          SOLE             60000
WET SEAL INC                           CL A      961840105       326      47,900    SH          SOLE             47900
Warnaco Group Inc                    COM NEW     934390402     1,279      55,000    SH          SOLE             55000
XTO Energy Inc                         COM       98385X106     1,190      35,000    SH          SOLE             35000
Inspire Pharmeceuticals Inc            COM       457733103        93         500    SH          SOLE               500
                                                58 Records    99,184   7,010,711
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